Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 26, 2022	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2020	Dec. 31, 2021	Jun. 14, 2021
Warrants (Details) [Line Items]
Fair value of warrants (in Dollars)				$ 2,316				$ 1,527
Public warrants description					Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares were issued upon exercise of the Public Warrants. The Company may redeem the outstanding warrants, for $0.01 per warrant, upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the Public Warrants for cash, or on a cashless basis.
Warrant [Member]
Warrants (Details) [Line Items]
Share price (in Dollars per share)							$ 20.37
Warrants [Member]
Warrants (Details) [Line Items]
Fair value of warrants (in Dollars)								$ 1,526
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued and outstanding	3,324,984
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrants issued and outstanding	208,000
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants		25,394	76,180
Share price (in Dollars per share)							$ 1.97
Warrant term				10 years		10 years
Series C Warrants [Member]
Warrants (Details) [Line Items]
Warrants description					In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 248,408 and 496,827 shares of Legacy SoundHound Series C Preferred Stock (“Series C Warrants”), respectively, at $1.21 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 745,235 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 645,356 shares of Legacy SoundHound Series C Preferred Stock. As of June 30, 2022 and December 31, 2021, the fair value of the warrant liability was $0.		In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C Preferred Stock (“Series C Warrants”), respectively, at $6.71 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 134,126 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 116,150 shares of Series C Preferred Stock. This resulted into $3,812 recorded as other expense, net within the consolidated statements of operations and comprehensive loss for the change in the fair value of the warrant liability immediately before exercise. As of December 31, 2021 and 2020, the fair value of the warrant liability was $0 and $2,004, respectively.
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Net issuance of shares					673,416
Legacy Sound Hound [Member]
Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)					$ 3.67
SVB March 2021 Note [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants							127,570
SVB March 2021 Note [Member] | Legacy Sound Hound [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants					708,808
SCI June 2021 Note [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants							63,785
SCI June 2021 Note [Member] | Legacy Sound Hound [Member]
Warrants (Details) [Line Items]
Number of common stock purchase by warrants					354,404